Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the condensed balance sheets that sum to the total of the same such amounts shown in the condensed statements of cash flows:

(in thousands)	June 30, 2023	December 31, 2022

Cash and cash equivalents	$31,110	$37,887
Restricted cash	508	878

Total cash, cash equivalents, and restricted cash	$31,618	$38,765

The following table provides a reconciliation of cash, cash equi val
ents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	December 31,
	2022	2021

Cash and cash equivalents	$37,887	$142,467
Restricted cash	878	878

Total cash, cash equivalents, and restricted cash	$38,765	$143,345

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the condensed balance sheets that sum to the total of the same such amounts shown in the condensed statements of cash flows:

(in thousands)	June 30, 2023	December 31, 2022

Cash and cash equivalents	$31,110	$37,887
Restricted cash	508	878

Total cash, cash equivalents, and restricted cash	$31,618	$38,765

The following table provides a reconciliation of cash, cash equi val
ents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	December 31,
	2022	2021

Cash and cash equivalents	$37,887	$142,467
Restricted cash	878	878

Total cash, cash equivalents, and restricted cash	$38,765	$143,345

Schedule of Fair Value, Assets
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	June 30, 2023
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$30,593	$30,593	$—	$—
U.S. treasury securities	50,965	50,965	—	—

Total financial assets	$81,558	$81,558	$—	$—

	December 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$33,767	$33,767	$—	$—
U.S. treasury securities	61,970	61,970	—	—

Total financial assets	$95,737	$95,737	$—	$—

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$33,767	$33,767	$—	$—
U.S. treasury securities	61,970	61,970	—	—

Total financial assets	$95,737	$95,737	$—	$—

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$140,856	$140,856	$—	$—
U.S. treasury securities	—	—	—	—

Total financial assets	$140,856	$140,856	$—	$—